OTHER LONG-TERM LIABILITIES OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Other Long-term Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities [Table Text Block]

(in thousands of $)	2013	2012
Deferred credits from capital lease transactions	17,904	18,529

Deferred Credits From Capital Lease Transactions [Table Text Block]
Deferred credits from capital lease transactions

(in thousands of $)	2013	2012
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(6,162)	(5,537)
	18,529	19,154
Short-term (see note 19)	625	625
Long-term	17,904	18,529
	18,529	19,154